Revision (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revision
Schedule of Previously Issued Consolidated Balance Sheets

The effects of these items in the Company’s previously issued consolidated balance sheets as of December 31, 2023 are summarized as follows:

	December 31, 2023
	Previously
	Reported	Revisions	Revised
Total non-current liabilities	$790,366	$48,156	$838,522
Total Liabilities	3,454,377	48,156	3,502,533
Total Stockholder’s Equity	1,294,792	(48,156)	1,246,636

The effects of these items in the Company’s previously issued consolidated balance sheets as of December 31, 2023 and 2022 are summarized as follows:

	December 31, 2023
	Previously
	Reported	Revisions	Revised
Total non-current liabilities	$790,366	$48,156	$838,522
Total Liabilities	3,454,377	48,156	3,502,533
Total Stockholder’s Equity	1,294,792	(48,156)	1,246,636

	December 31, 2022
	Previously
	Reported	Revisions	Revised
Total non-current liabilities	$957,330	$20,864	$978,194
Total Liabilities	3,633,621	20,864	3,654,485
Total Stockholder’s Equity	881,372	(20,864)	860,508

Schedule of Previously Issued Consolidated Statements of Income and Comprehensive Income

The effects of these items in the Company’s previously issued consolidated statements of income and comprehensive income for the year ended December 31, 2023 are summarized as follows:

	Year ended December 31, 2023
	Previously
	Reported	Revisions	Revised
Net Income	$413,420	$(27,292)	$386,128
Comprehensive Income	413,420	(27,292)	386,128
Earnings per common share
Basic and diluted	0.08	(0.01)	0.07

The effects of these items in the Company’s previously issued consolidated statements of income and comprehensive income for the years ended December 31, 2023 and 2022 are summarized as follows:

	Year ended December 31, 2023
	Previously
	Reported	Revisions	Revised
Net Income	$413,420	$(27,292)	$386,128
Comprehensive Income	413,420	(27,292)	386,128
Earnings per common share
Basic and diluted	0.08	(0.01)	0.07

	Year ended December 31, 2022
	Previously
	Reported	Revisions	Revised
Net Income	$341,185	$(17,992)	$323,193
Comprehensive Income	341,185	(17,992)	323,193